SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of long-lived assets held-for-use other than goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total impairment loss	¥ 94,699	$ 13,338	¥ 0	¥ 0